                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended:    March 31, 2003


Check here if Amendment                   [ ]  Amendment Number :
This Amendment (Check only one.):         [ ]  is a restatement
                                          [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MSD Capital, L.P.
         ----------------------------------
Address: 645 Fifth Avenue, 21st Floor
         ----------------------------------
         New York, NY  10022
         ----------------------------------

Form 13F File Number:  28-    5391


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Marc R. Lisker, Esq.
         ----------------------------------
Title:   General Counsel, MSD Capital, L.P.
         ----------------------------------
Phone:   (212) 303-1668
         ----------------------------------

Signature, Place, and Date of Signing:

   /s/ Marc R. Lisker             New York, NY               May 15, 2003
--------------------------     -------------------         --------------------
        (Signature)              (City, State)                  (Date)

Report Type ( Check only one.):

   X   13F HOLDINGS REPORT. (Check here if all holdings of this reporting
  ---  manager are reported in this report.)


       13F NOTICE. (Check here if no holdings reported are in this report, and --- all holdings are reported by other reporting manager(s).)


       13F COMBINATION REPORT. (Check here if a portion of the holdings for this --- reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

  I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0
                                          -------------
Form 13F Information Table Entry Total:       5
                                          -------------
Form 13F Information Table Value Total:     66,282      (thousands)
                                          -------------


PURSUANT TO RULE 24B-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

List of Other Included Managers: Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

                                                                                                                    COLUMN 8
                                                                                                                    --------
     COLUMN 1        COLUMN 2    COLUMN 3      COLUMN 4             COLUMN 5           COLUMN 6    COLUMN 7     VOTING AUTHORITY
     --------        --------    --------      --------             --------           --------    --------     ----------------

                        TITLE OF                VALUE      SHRS OR                     INVESTMENT    OTHER
   NAME OF ISSUER        CLASS       CUSIP    (X $1,000)   PRN AMT   SH/PRN  PUT/CALL  DISCRETION  MANAGERS     SOLE    SHARED  NONE
                         -----    ---------   ----------  ---------  ------  --------  ----------  --------  ---------  ------  ----
EXE TECHNOLOGIES INC  COM         301504106         97       35,714    SH                 SOLE                  35,714     0     0
IHOP CORP             COM         449623107     47,190    2,093,600    SH                 SOLE               2,093,600     0     0
I-MANY INC            COM         44973Q103        591      788,649    SH                 SOLE                 788,649     0     0
MCKESSON CORP         COM         58155Q103      6,980      280,000    SH                 SOLE                 280,000     0     0
STEAK N SHAKE CO      COM         857873103     11,424    1,249,900    SH                 SOLE               1,249,900     0     0


PURSUANT TO RULE 24B-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.